PREPAIDS AND OTHER (Details) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2012
Property taxes, insurance and licenses	3.1	3.5
Other	1.5	1.0
Prepaid Expense and Other Assets, Current	4.6	4.5	8.9	13.0